Government Grants - Roll forward of Government Grants (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Government grants [Abstract]
Beginning balance	$ 404	$ 176
Received/receivable during the period	81	270
Fair value of EDB loan	7	0
Capitalized to fixed assets	(74)	0
Released to the consolidated statements of operations	(58)	(42)
Ending balance	360	404
Current	93	110
Non-current	267	294
Total	$ 360	$ 404